Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Fee revenue	$ 10	$ 12	$ 11
Expenses	(1)	0	0
Amounts receivable (net)	50	41	19
Amounts payable	$ (1)	$ 0	$ (10)